UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues		$ 2,914	$ 2,318	$ 5,835	$ 4,569
Direct operating costs		(2,566)	(2,110)	(5,117)	(4,135)
General and administrative expenses		(117)	(72)	(224)	(140)
Interest income (expense), net		(307)	(133)	(586)	(240)
Equity accounted income (loss), net		3	2	0	3
Impairment expense, net		(7)	0	(7)	0
Gain (loss) on acquisitions/dispositions, net		87	0	101	0
Remeasurement of exchangeable and class B shares		101	696	(20)	528
Other income (expense), net		145	(24)	88	(67)
Income (loss) before income tax		253	677	70	518
Income tax (expense) recovery
Current		(113)	(17)	(158)	(33)
Deferred		18	390	61	402
Net income (loss)		158	1,050	(27)	887
Attributable to:
Brookfield Business Partners	[1]	108	789	(32)	625
Non-controlling interests		$ 50	$ 261	$ 5	$ 262

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.